Revenues - Schedule of Revenues (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Mobile application products and services [Member] CNY	Dec. 31, 2012 Mobile application products and services [Member] CNY	Dec. 31, 2011 Mobile application products and services [Member] CNY	Dec. 31, 2013 Mobile reading services [Member] CNY	Dec. 31, 2012 Mobile reading services [Member] CNY	Dec. 31, 2011 Mobile reading services [Member] CNY	Dec. 31, 2013 Mobile portal marketing services [Member] CNY	Dec. 31, 2012 Mobile portal marketing services [Member] CNY	Dec. 31, 2011 Mobile portal marketing services [Member] CNY	Dec. 31, 2013 Other revenues [Member] CNY	Dec. 31, 2012 Other revenues [Member] CNY	Dec. 31, 2011 Other revenues [Member] CNY
Revenue from External Customer [Line Items]
Revenues	$ 54,321,046	328,843,318	185,218,681	96,594,538	153,363,875	34,056,890	3,896,544	99,791,329	72,766,802	33,547,733	52,211,716	57,506,160	47,526,527	23,476,398	20,888,829	11,623,734